STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total	PNC	CAPITAL STOCK	CAPITAL STOCK PNC	CAPITAL RESERVES, GRANTED EQUITY INSTRUMENTS AND TREASURY SHARES	LEGAL	RETAINED EARNINGS	RETAINED EARNINGS PNC	STATUTORY	STATUTORY PNC	STATUTORY - INVESTMENTS	STATUTORY - INVESTMENTS PNC	ADDITIONAL PROPOSED DIVIDENDS	ACCUMULATED EARNINGS	OTHER COMPREHENSIVE INCOME	EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	NON-CONTROLLING INTERESTS
Beginning balance at Dec. 31, 2022	R$ 111,028,636		R$ 69,705,554		R$ 13,867,170	R$ 2,150,280	R$ 10,787,756		R$ 409,825		R$ 20,562,372		R$ 0	R$ 0	R$ (6,978,161)	R$ 110,504,796	R$ 523,840
Financial instruments at fair value by means of OCI	206,508														206,508	206,508
Deferred Income tax and social contribution OCI	(70,213)														(70,213)	(70,213)
Reclassification of earnings from sale of financial instruments at fair value through OCI	33,744													352,523	(318,779)	33,744
Participations in OCI of subsidiaries	282,863														234,433	234,433	48,430
Participations in OCI of associates	(139,860)														(139,860)	(139,860)
Post-employment benefit adjustments	(119,988)														(119,988)	(119,988)
Net income for the year	4,394,861													4,549,774		4,549,774	(154,913)
Transactions with shareholders:
Authorized Shares	22,169				22,169											22,169
Treasury shares - Shares issued	(168,168)				(168,168)											(168,168)
Treasury shares – Share repurchase	(1,967,218)				(1,967,218)											(1,967,218)
Shares remuneration program	13,595				13,595											13,595
Shares in treasury - Dissident shareholders	(212)				(212)											(212)
Shares in treasury - Compulsory loan agreement	7,747				7,747											7,747
Capital increase – Share incorporation	0		286,086													286,086	(286,086)
Constitution of reserves	0					227,490	373,272				3,025,600		216,114	(3,842,476)
Proposed dividends	(1,080,571)													(1,080,571)		(1,080,571)
Limitation of dividends	20,750													20,750		20,750
Ending balance at Dec. 31, 2023	112,464,643		69,991,640		11,775,083	2,377,770	11,161,028		409,825		23,587,972		216,114	0	(7,186,060)	112,333,372	131,271
Financial instruments at fair value by means of OCI	(143,659)														(143,659)	(143,659)
Deferred Income tax and social contribution OCI	48,844														48,844	48,844
Reclassification of earnings from sale of financial instruments at fair value through OCI	(436)													(436)		(436)
Participations in OCI of subsidiaries	1,164,350														1,161,703	1,161,703	2,647
Participations in OCI of associates	258,958													(22,981)	281,939	258,958
Post-employment benefit adjustments	580,824														580,824	580,824
Net income for the year	10,380,754													10,378,122		10,378,122	2,632
Transactions with shareholders:
Authorized Shares	21,429				21,429											21,429
Treasury shares – Share repurchase	(115,099)				(115,099)											(115,099)
Shares remuneration program	6,344				6,344											6,344
Constitution of reserves	0					518,906					5,849,541		1,535,196	(7,903,643)
Proposed dividends	(2,464,804)													(2,464,804)		(2,464,804)
Proposed additional dividend	(216,114)												(216,114)			(216,114)
Limitation of dividends	13,742													13,742		13,742
Ending balance at Dec. 31, 2024	121,999,776		69,991,640		11,687,757	2,896,676	11,161,028		409,825		29,437,513		1,535,196	0	(5,256,409)	121,863,226	136,550
Financial instruments at fair value by means of OCI	204,621														204,621	204,621
Post-employment benefit adjustments	(3,969)														(3,969)	(3,969)
Net income for the year	6,559,657													6,558,475		6,558,475	1,182
Participation in OCI of subsidiaries and associates	(29,061)														(29,919)	(29,919)	858
Transactions with shareholders:
Treasury shares – Share repurchase	(36,728)				(36,728)											(36,728)
Shares remuneration program	(352,358)				2,035						(354,393)					(352,358)
Capital increase – Share incorporation	0		35,375		2,002											37,377	(37,377)
Changes in ownership interest in subsidiaries	(38,270)														15,306	15,306	(53,576)
Issuance of Class “C” preferred shares | PNC		R$ 0		R$ 30,000,000				R$ (11,161,028)		R$ (409,825)		R$ (18,429,147)
Constitution of reserves	0					327,924								(327,924)
Proposed dividends	(1,557,637)													(1,557,637)		(1,557,637)
Proposed additional dividend	(8,277,559)										(2,060,146)		(1,535,196)	(4,682,217)		(8,277,559)
Other transactions	33,185													9,303		9,303	23,882
Ending balance at Dec. 31, 2025	R$ 118,501,657		R$ 100,027,015		R$ 11,655,066	R$ 3,224,600	R$ 0		R$ 0		R$ 8,593,827		R$ 0	R$ 0	R$ (5,070,370)	R$ 118,430,138	R$ 71,520